Share Capital and Other Reserves - Schedule of Activity Related to the Share Options (Details) - Share Options [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Schedule of Activity Related to the Share Options [Line Items]
Shares, Outstanding ending balance (in Shares)	20,000	20,000	20,000
Weighted Average Exercise Price, Outstanding ending balance	$ 2	$ 2	$ 2
Shares, Exercisable (in Shares)	13,333
Weighted Average Exercise Price, Exercisable	$ 2
Weighted Average Remaining Contractual Life in Years, Exercisable	4 years 7 months 6 days
Aggregate Intrinsic Value, Exercisable (in Dollars)	$ 0
Activity during the year ended December 31, 2023:
Shares, Options granted (in Shares)		25,000
Weighted Average Exercise Price, Options granted		$ 2
Shares, Options forfeited (in Shares)		(5,000)
Weighted Average Exercise Price, Options forfeited		$ 2